UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23813

Destiny Alternative Fund LLC

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700DESTINY ALTERNATIVE FUND LLC September 30, 2023 Semi-Annual Report (Unaudited)

Destiny Alternative Fund LLC Table of Contents Schedule of Investments (Unaudited) ........................................... 1 Statement of Assets and Liabilities (Unaudited) .................................... 3 Statement of Operations (Unaudited) ........................................... 4 Statement of Changes ...................................................... 5 Statement of Cash Flows (Unaudited) ........................................... 6 Financial Highlights ........................................................ 7 Notes to Financial Statements (Unaudited) ....................................... 9 Other Information (Unaudited) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18 Privacy Policy (Unaudited) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19 This report and the financial statements contained herein are provided for the general information of the Destiny Alternative Fund LLC (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Confidential Private Placement Memorandum.

Destiny Alternative Fund LLC
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Investment Name	Percentage of Net Assets	Fair Value	Cost	Country	Redemption Frequency	Initial Acquisition Date	Redemption Notice Period
Investments with managers*							
Credit							
DSC Meridian Credit Opportunities Fund LP[a,b,c]	12.17%	$ 3,576,447	$ 3,334,924	United States	Quarterly	3/1/2022	75 days
Total credit	12.17	3,576,447	3,334,924				
Event Driven							
Sachem Head L.P.[a,b,c]	10.83	3,180,736	3,223,447	United States	Quarterly	3/1/2022	70 days
Total event driven	10.83	3,180,736	3,223,447				
Long/Short Equity							
Cooper Square Fund II, LP[a,b]	3.14	924,068	1,100,000	United States	Quarterly	8/1/2022	60 days
RA Capital Healthcare Fund, LP[a,b,d]	7.84	2,302,920	3,567,336	United States	Quarterly	10/1/2020	95 days
SEG Partners II, L.P.[a,b]	12.54	3,684,926	3,475,572	United States	Quarterly	10/1/2020	45 days
SoMa Partners LP[a,b,c]	8.60	2,526,271	2,531,512	United States	Quarterly	3/1/2022	70 days
Total long/short equity	32.12	9,438,185	10,674,420				
Multi Strategy							
Point72 Capital, LP[a,b]	16.20	4,759,213	4,001,099	United States	Quarterly	4/1/2022	45 days
Total multi strategy	16.20	4,759,213	4,001,099				
Private Equity							
137 Holdings SXVII, LLC[a,b]	1.17	342,541	300,590	United States	Not Permitted	6/1/2022	N/A
Blackstone Capital Partners Asia II L.P.[a,b]	1.25	368,141	375,143	Cayman Islands	Not Permitted	5/1/2021	N/A
Blackstone Growth L.P.[a,b]	4.09	1,203,056	1,242,609	United States	Not Permitted	12/4/2020	N/A
Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P.[a,b]	0.50	146,243	132,149	United States	Not Permitted	4/6/2022	N/A
GPS II L.P.[a,b]	0.51	150,650	150,900	Guernsey	Not Permitted	3/9/2023	N/A
Hedosophia Partners III L.P.[a,b]	4.87	1,431,092	1,058,369	Guernsey	Not Permitted	10/30/2020	N/A
Hedosophia Partners V L.P.[a,b]	1.09	320,586	340,965	Guernsey	Not Permitted	12/31/2021	N/A
Hedosophia Partners V Parallel L.P.[a,b]	0.51	148,834	149,808	Guernsey	Not Permitted	12/31/2021	N/A
Point72 Hyperscale International, L.P.[a,b]	0.93	272,372	219,538	Cayman Islands	Not Permitted	4/8/2021	N/A
Point72 Hyperscale, L.P.[a,b]	0.93	272,895	220,240	United States	Not Permitted	4/8/2021	N/A
Quiet SPV R9, L.P.[a,b]	2.49	731,113	732,934	United States	Not Permitted	9/22/2023	N/A
Quiet Venture III, L.P.[a,b]	0.48%	139,703	150,000	United States	Not Permitted	9/8/2023	N/A
RA Capital Nexus Fund II, LP[a,b]	1.34	393,169	361,808	United States	Not Permitted	10/23/2020	N/A
RA Capital Nexus International Fund II, LP[a,b]	2.09	615,281	577,970	Cayman Islands	Not Permitted	10/23/2020	N/A
Total private equity	22.25	6,535,676	6,013,023				
Investments with managers	93.57%	$27,490,257	$27,246,913				

* Investments with managers do not issue shares of units.

[a] Non-income producing.

[b] Investments with managers are issued in private placement transactions and as such are restricted to resale.

[c] Investments with managers can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investments with managers.

[d] Investments with managers can institute a gate provision on redemptions at the fund level of 20-25% of the fair value of the investment in the Investments with managers.

See accompanying Notes to Financial Statements.

1

Destiny Alternative Fund LLC SCHEDULE OF INVESTMENTS — Continued As of September 30, 2023 (Unaudited) Percentage of Net Assets Fair Value Cost Number of Shares Investment in securities, at fair value Mutual Funds United States Financials RiverNorth/DoubleLine Strategic Income Fund ............................. 0.57% $ 167,845 $209,271 20,394 Janus Henderson Developed World Bond Fund ............................. 0.49 144,493 201,101 19,903 Voya Securitized Credit Fund ............. 0.69 202,022 213,799 22,422 Total Mutual Funds ................... 1.75% $ 514,360 $624,171 Total investment in securities, at fair value ............................. 1.75% $ 514,360 $624,171 Total investments with managers and investments in securities ............. 95.32 28,004,617 Assets in excess of other liabilities ....... 4.68 1,374,531 Total Net Assets ...................... 100.00% $29,379,148 See accompanying Notes to Financial Statements. 2

Destiny Alternative Fund LLC STATEMENT OF ASSETS AND LIABILITIES As of September 30, 2023 (Unaudited) Assets: Investments with managers, at fair value (cost $27,246,913) ................. $27,490,257 Investments in securities, at fair value (cost $624,171) ..................... 514,360 Cash ......................................................... 779,257 Receivables: Receivable for investments redeemed ............................... 702,265 Investments in Investment Funds paid in advance ....................... 100,303 Dividends .................................................... 1,009 Prepaid expenses and other assets ................................... 33,466 Total Assets ..................................................... 29,620,917 Liabilities Payables: Professional fees .............................................. 86,500 Management fee .............................................. 79,474 Fund shares repurchased ........................................ 32,103 Fund servicing fees ............................................ 16,248 Directors fee .................................................. 7,500 Shareholder service fee (see Note 3) ................................ 7,273 Chief Compliance Officer fees ..................................... 2,500 Accrued other liabilities ........................................... 10,171 Total liabilities ................................................... 241,769 Net Assets ...................................................... $29,379,148 Net assets consist of: Paid-in capital .................................................. $28,208,162 Total accumulated earnings ........................................ 1,170,986 Net Assets ...................................................... $29,379,148 Maximum Offering Price per Share Units issued and outstanding (unlimited units authorized) .................... 280,700 Net Asset Value per Unit ........................................... $ 104.66 See accompanying Notes to Financial Statements. 3

Destiny Alternative Fund LLC
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2023 (Unaudited), the periods July 1, 2022 to March 31, 2023 and January 1, 2022 to June 30, 2022

	For the six months Ended September 30, 2023 (Unaudited)	For the period from July 1, 2022 through March 31, 2023*	For the period from January 1, 2022 though June 30, 2022
Investment Income:			
Dividends	$ 11,039	$ 34,975	$ 23,910
Interest	2	35	11
Total Investment income	11,041	35,010	23,921
Expenses:			
Organizational expenses (see Note 2)	—	251,701	—
Professional fees	—	289,861	162,401
Management fees	111,772	157,921	103,942
Sub-Advisory fees	—	—	186,530
Fund servicing fees	5,413	16,927	—
Offering costs (see Note 2)	2,039	79,948	—
Managers' fees and expenses	30,900	30,692	—
Shareholder Servicing Fee (see Note 3)	14,539	20,233	—
Chief Compliance Officer fees	11,083	12,450	—
Miscellaneous	2,358	53,050	—
Total Operating Expenses	178,104	912,783	452,873
Expenses (waived) recovered by the Advisor	194,237	(386,710)	—
Net Expenses	372,341	526,073	452,873
Net Investment Loss	(361,300)	(491,063)	(428,952)
Realized Gain (Loss) on:			
Net realized gain (loss) on:			
Investments with managers	177,351	635,242	1,275,262
Investments in securities	—	—	(83,333)
Net Realized Gain on Investments	177,351	635,242	1,191,929
Net change in unrealized appreciation/ depreciation on:			
Investments with managers	432,959	929,330	(4,833,517)
Investments in securities	64,090	(58,417)	(79,727)
Net change in unrealized appreciation/ depreciation	497,049	870,913	(4,913,244)
Net realized and change in unrealized gain (loss) on Investments	674,400	1,506,155	(3,721,315)
Net increase (decrease) in net assets resulting from operations	$ 313,100	$1,015,092	$(4,150,267)

* On July 1, 2022, Destiny Alternative Fund LLC registered with the Securities and Exchange Commission under the 1940 Act. Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act.

See accompanying Notes to Financial Statements.

4

Destiny Alternative Fund LLC
STATEMENT OF CHANGES
For the Six Months Ended September 30, 2023 (Unaudited), the periods July 1, 2022 to March 31, 2023, January 1, 2022 to June 30, 2022 and year ended December 31, 2021

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period from July 1, 2022 through March 31, 2023*	For the Period from January 1, 2022 through June 30, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets From:				
Operations:				
Net Investment Loss	$ (361,300)	$ (491,063)	$ (428,952)	$ (617,988)
Net realized gain (loss) on investments with managers	177,351	635,242	1,275,262	1,043,805
Net realized gain (loss) on investments in securities	—	—	(83,333)	4,672
Net change in unrealized appreciation (depreciation) on investments with managers	432,959	1,676,463	(4,833,517)	1,647,275
Net change in unrealized appreciation (depreciation) on investments in securities	64,090	(805,550)	(79,727)	(23,611)
Net change in net assets resulting from operations	313,100	1,015,092	(4,150,267)	2,054,153
Capital Transactions:[1]				
Capital contributions	674,500	1,743,674	1,650,000	6,515,000
Capital withdrawals	(610,067)	(1,141,317)	(642,056)	(12,016,572)
Net change in net assets resulting from capital transactions	64,433	602,357	1,007,944	(5,501,572)
Total increase (decrease) in net assets	377,533	1,617,449	(3,142,323)	(3,447,419)
Net Assets:				
Beginning of period	29,001,615	27,384,166	30,526,489	33,973,908
End of period	$29,379,148	$29,001,615	$27,384,166	$ 30,526,489
Units Transactions:[1,2]				
Issuance of Member's Capital as Units; July 1, 2022		273,842		
Units issued	6,359	17,675		
Units redeemed	(5,734)	(11,442)		
Net change in units	625	280,075		

* Includes transactions too and from the Destiny Alternative Fund Limited (the "Offshore Fund"), including capital contributions and capital withdrawals. Effective July 1, 2022, the Offshore Fund serves solely as an intermediate entity through which the Destiny Alternative Fund (TEI) LLC, a Feeder to the Fund, transacts in the Fund.

[1] Includes transactions from the Destiny Alternative Fund Limited (the "Offshore Fund"). Effective July 1, 2022, the Offshore Fund serves solely as an intermediate entity through which the Destiny Alternative Fund (TEI) LLC, a feeder to the Fund, invests in the Fund.

[2] Prior to July 1, 2022 the Fund did not issue shares or units.

See accompanying Notes to Financial Statements.

5

Destiny Alternative Fund LLC STATEMENT OF CASH FLOWS For the Six Months Ended September 30, 2023 (Unaudited), the periods July 1, 2022 to March 31, 2023 and January 1, 2022 to June 30, 2022 CASH FLOWS FROM OPERATING ACTIVITIES Net increase in net assets resulting from Operations .......................... $ 313,100 Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities: Contributions in investments with managers ............................... (1,249,822) Withdrawals from investments with managers .............................. 1,528,215 Changes in operating assets and liabilities: Decrease in receivable for investments redeemed ......................... 143,917 Decrease in due from adviser ........................................ 226,536 Decrease in deferred offering costs (see Note 2) .......................... 26,649 Decrease in dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 830 Increase in prepaid expenses and other assets ........................... (33,466) Increase in management fee ........................................ 79,474 Decrease in professional fees ....................................... (48,818) Decrease in shareholder service fee (see note 3) ......................... (6,426) Increase in directors fee ............................................ 7,500 Increase in fund servicing fees ....................................... 5,412 Increase in chief compliance officer fees ................................ 1,117 Decrease in accrued other liabilities ................................... (7,929) Net realized gain on investments with managers .......................... (177,351) Net change in unrealized appreciation (depreciation) on investments with managers .................................................... (432,959) Net change in unrealized appreciation (depreciation) on investments in securities . . (64,090) Net cash provided by (used for) operating activities ........................ 311,889 CASH FLOWS PROVIDED BY (USED FOR) FINANCING ACTIVITIES: Capital contributions .............................................. 933,711 Capital withdrawals ............................................... (869,278) Net cash provided by (used for) financing activities ........................ 64,433 Net increase in cash ................................................. 376,322 Cash: Cash at beginning of period ......................................... 402,935 Cash at end of period ............................................ $ 779,257 Supplemental disclosures of non-cash activities: In kind capital withdrawals ............................................ $ (299,014) See accompanying Notes to Financial Statements. 6

Destiny Alternative Fund LLC FINANCIAL HIGHLIGHTS For the Six Months Ended September 30, 2023 (Unaudited) and the period July 1, 2022 to March 31, 2023 Per unit operating performance. For a single unit outstanding throughout the period. For the Six Months Ended September 30, 2023 (Unaudited) For the Period from July 1, 2022 through March 31, 2023* Net asset value, beginning of period .................... $103.55 $100.00 Income from Investment Operations: Net investment loss1 ................................ (1.29) (1.76) Net realized and unrealized gain (loss) ................... 2.40 5.31 Total change in per unit value from investment operations ....... 1.11 3.55 Net asset value, end of period ......................... $104.66 $103.55 Total return2,3 ...................................... 1.07% 3.55% Ratios and Supplemental Data: Net Assets, end of period (in thousands) ................... $29,379 $29,002 Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recovered4,5,6 ..... 1.20% 4.34% After fees waived and expenses absorbed/recovered4,5,6 ...... 2.50% 2.50% Ratio of net investment income (loss) to average net assets: Before fees waived and expenses absorbed/recovered4,5,6 ..... (1.12)% (4.17)% After fees waived and expenses absorbed/recovered4,5,6 ...... (2.42)% (2.33)% Portfolio turnover rate3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4% 4% * On July 1, 2022, Destiny Alternative Fund LLC registered with the Securities and Exchange Commission under the 1940 Act. Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act. 1 Based on average units outstanding for the period. 2 Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. 3 Not annualized. 4 The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Fund invests. 5 The ratios include the operating expenses, or income, of the Destiny Alternative Fund Limited (the “Offshore Fund”) 6 Annualized. See accompanying Notes to Financial Statements. 7

Destiny Alternative Fund LLC FINANCIAL HIGHLIGHTS (continued) For the period from January 1, 2022 through June 30, 2022, for the year ended December 31, 2021 and for the period from October 1, 2020 (commencement of operations) through December 31, 2020. For the period from January 1, 2022 through June 30, 2022 For the year ended December 31, 2021 For the period from October 1, 2020 (commencement of operations) through December 31, 2020 Tax Exempt** Taxable** Tax Exempt** Taxable** Tax Exempt** Taxable** Total non-managing members’ total return ............. (13.48)% (12.99)% 5.38% 7.14% 5.98% 6.09% Ratios to average non-managing members’ capital Expenses .............. 3.14%* 3.12%* 2.34% 2.28% 2.68%* 2.68%* Net investment income (loss) ................ (2.96)%* (2.96)%* (2.16)% (1.97)% (2.08)%* (2.08)%* Prior to July 1, 2022, the Fund was known as Destiny Alternative Fund I LLC and not regulated as an investment company under the 1940 Act. * The ratios have been annualized as the period is less than a year. ** The underlying investments between the classes are the same, the difference is the vehicle used to access those investments. The financial highlights are calculated for all the non-managing members of each class taken as a whole. An individual member’s return and ratios may vary from these returns and ratios based on the timing of capital transactions. The ratios exclude income earned and expenses incurred directly by the investments with managers. See accompanying Notes to Financial Statements. 8

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) 1. ORGANIZATION Destiny Alternative Fund LLC (the “Fund”) (formerly known as Destiny Alternative Fund I LLC) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a limited liability company on August 14, 2020, commencing operations on October 1, 2020 and currently operates under an Amended and Restated Limited Liability Company Agreement (“LLC Agreement”) dated November 21, 2022. On July 1, 2022, the Fund registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act. As of July 1, 2022, the Fund issued limited liability company units (“Units”) from the total Members’ Capital. Total Units issued was 273,841.67 at $100 per Unit. First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in hedge funds, private equity funds, growth equity and venture capital. The Fund may also invest to a lesser extent in credit funds, real estate funds, co-investment vehicles, managed accounts, open-end and closed-end registered investment companies (including exchange-traded funds) and other types of investment vehicles (together with hedge funds, private equity funds, growth equity and venture capital, the “Underlying Funds”). The Underlying Funds employ a broad range of investment strategies and invest or trade in a wide range of securities. The Fund, and the Underlying Funds in which it invests, may invest directly in U.S. and foreign securities, including emerging markets. The Units will generally be offered as of the first business day of each calendar quarter or at such other times and/or more or less frequently as may be determined by the Board of Managers of the Fund (the “Board”). Units will be issued at net asset value (“NAV”) per Unit. No member who is admitted as a member of the Fund (“Member”) will have the right to require the Fund to redeem its Units. Each prospective investor in the Fund will be required to certify that it is an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”). 2. SIGNIFICANT ACCOUNTING POLICIES The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946. (a) Valuation of Investments UMB Fund Services, Inc., the Fund’s Administrator, (“UMBFS” or the “Administrator”) calculates the Fund’s NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Units, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board. For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. 9

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS — Continued September 30, 2023 (Unaudited) Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. The Fund values its investments in private Underlying Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act). Fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Underlying Fund in accordance with the private Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the private Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Underlying Fund based on the most recent final or estimated value reported by the private Underlying Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Underlying Fund. The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. To the extent the Fund invests in securities or other instruments that are not investments in Underlying Funds, the Fund, as applicable, will generally value such assets as described below. Securities traded (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price, and (2) on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on NASDAQ for which the NOCP is not available will 10

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS — Continued September 30, 2023 (Unaudited) be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange generally will be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. Except as specified above, the value of a security, derivative, or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or combinations of these. If the Valuation Designee believes that the value received from the pricing service does not reflect fair value then the Valuation Designee will fair value the security using another methodology. Debt securities generally will be valued by the Valuation Designee using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Fund or its Valuation Designee to represent fair value. Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee. The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Underlying Funds and/or their administrators) regarding appropriate valuations should prove incorrect. (b) Summary of Taxation The Fund operates and is treated as a partnership for U.S. federal income tax purposes. The Fund will not be subject to U.S. federal income tax, and each Member, in computing its own U.S. federal income tax liability, will be required to take into account its allocable share of the Fund’s income, gain, loss, deduction and credit, regardless of whether it has received any distributions from the Fund. In accordance with accounting guidance, there are financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The Fund has reviewed the tax positions for the open tax year ended as of December 31, 2021 and open tax periods January 1, 2022 through June 30, 2022, July 1, 2022 through March 31, 2023 and April 1, 2023 to September 30, 2023 and has determined that the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) 740, Income Taxes did not have an impact on the Fund’s financial statements or require additional disclosure. No interest or penalty expense was recorded by the Fund for any of the periods. Generally, open tax years for federal tax return purposes and most states will be three years from the date the return is filed. However, the statute can be extended if there was a failure to file a necessary tax return. 11

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS — Continued September 30, 2023 (Unaudited) (c) Organizational and Offering Costs Organizational costs consist of the costs of forming the Fund, drafting the LLC Agreement, administration, custody and transfer agency agreements and legal services in connection with the initial meeting of the Fund’s Board of Managers. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Confidential Private Placement Memorandum, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs are $251,701 and $106,597, respectively. The offering costs are amortized over a one-year period, of which $2,039 were amortized during the six months ended September 30, 2023. See Statement of Operations. Organizational costs incurred by the Fund are subject to recoupment by the Investment Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis. (d) Fund Expenses The Fund bears its own operating expenses (including, without limitation, its offering expenses not paid by the Investment Adviser). (e) Income Tax Information & Distributions to Members It is expected that distributions of cash will generally not be made to Members. However, the Board has the right to cause distributions to be made in cash or in-kind to the Members in its sole discretion. Whether or not these distributions are made, however, each Member may be liable each year for applicable U.S. federal, state and local income taxes on the Member’s allocated share of the Fund’s taxable income. Each Member whose Units are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in Units unless such Member, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash. (f) Use of Estimates The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Net Assets from operations during the reporting period. Actual results could differ from those estimates. 3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS The Fund pays to the Investment Adviser a management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Adviser to the Fund. Pursuant to an investment management agreement with the Fund, the Investment Adviser is entitled to the Investment Management Fee calculated at an annual rate, payable quarterly in arrears on the 60th day of the succeeding quarter, based upon the Fund’s net assets as of the last business day of each calendar quarter. 12

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS — Continued September 30, 2023 (Unaudited) The Fund pays the Investment Adviser as described below: Net Asset Value of the Fund (as of the last Business Day* of each calendar quarter) Investment Management Fee Rate (per annum) $30,000,000 or less ............................................. 0.75% Between $30,000,001 and $40,000,000 .............................. 0.70% Between $40,000,001 and $50,000,000 .............................. 0.65% Greater than $50,000,000 ........................................ 0.60% * A “Business Day” is a day (other than a Saturday or Sunday) on which banks and relevant financial markets are open for business in Chicago, Illinois (provided that, where applicable, such day is also a business day for the relevant Underlying Fund). Prior to July 1, 2022 RWM Asset Management, LLC (doing business as Destiny Family Office), a Florida limited liability company, served as the Sub-Advisor. The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.50% of the average daily net assets of the Fund on an annualized basis (the “Expense Limit”) through July 1, 2024. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. For the six months ended September 30, 2023, the Investment Manager recovered previously waived fees of $194,237. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. As of September 30, 2023, the amount of these potentially recoverable expenses was $192,473. The Investment Manager may recapture all or a portion of the remaining amount no later than March 31st of the year stated below: 2026 ............................................................... $192,473 The Fund is relying on exemptive relief from the SEC that allows the Fund, subject to certain conditions, to adopt a Shareholder Service Plan with respect to its Units in compliance with Rule 12b-1 under the 1940 Act. Under the Shareholder Service Plan, the Fund will be permitted to pay as compensation up to 0.25% on an annualized basis of the net assets of the Fund attributable to Units (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. For the six months ended September 30, 2023, the Fund paid $14,539 in Shareholder Servicing fees as reported in the Statement of Operations. The Fund has retained the Administrator to provide services for fund administration, fund accounting, tax regulation and compliance, transfer agent and record keeping, and custody administration services provided by the Administrator or its affiliates. UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund. The Fund’s fees incurred by the Administrator are reported on the Statement of Operations under Fund servicing fees. 13

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS — Continued September 30, 2023 (Unaudited) A manager and certain officers of the Fund are employees of UMBFS. The Fund does not compensate managers and officers affiliated with the Administrator. For the six months ended September 30, 2023, the Fund’s allocated fees incurred for managers are reported on the Statement of Operations. Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2023 are reported on the Statement of Operations. 4. INVESTMENT TRANSACTIONS For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were $1,246,894 and $1,520,127, respectively. 5. INDEMNIFICATIONS In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote. 6. UNFUNDED COMMITMENTS The following table summarizes the unfunded commitments of the Underlying Funds as of September 30, 2023. Investments with Managers Unfunded Commitment Blackstone Capital Partners Asia II L.P. .............................. $ 917,430 Blackstone Growth L.P. .......................................... 419,924 Blackstone Tactical Opportunities Fund (Songs Co-Invest) L.P. ............. 70,386 Hedosophia Partners III L.P. ...................................... 18,075 Hedosophia Partners V L.P........................................ 9,305 Hedosophia Partners V Parallel L.P. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 192 Point72 Hyperscale International, L.P. ............................... 194,928 Point72 Hyperscale, L.P. ......................................... 195,266 Quiet SPV R9, L.P. ............................................. 17,066 Quiet Venture III, L.P. ........................................... 850,000 RA Capital Nexus Fund II, LP ..................................... 41,093 RA Capital Nexus International Fund II, LP ........................... 64,419 $2,798,084 7. REPURCHASE OF UNITS At the discretion of the Board and provided that it is in the best interests of the Fund and Members to do so, the Fund intends to provide a limited degree of liquidity to the Members by conducting repurchase offers. The Investment Adviser currently expects that it will generally recommend to the Board that the Fund offer to repurchase Units from Members biannually (but not more than four times a year) with tender offer valuation dates occurring on the last business day of June and December (each, a “Valuation Date”); however, there can be no assurance that any such tender offers will be conducted on a biannual basis or at all. Subject to the Board’s discretion, each tender offer will ordinarily be for an amount that is not more than 5% of the Fund’s NAV. To preserve the partnership tax treatment of the Fund, any such repurchases may be subject to significant restrictions and delays, including the restriction that no more than Units representing 10% of the total interests in Fund’s capital or profits may be repurchased in any one taxable year. 14

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS — Continued September 30, 2023 (Unaudited) A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of a Member’s Units at any time prior to the day immediately preceding the one-year anniversary of the Member’s purchase of the Units. The results of the tender offers conducted during the six months ended September 30, 2023, are as follows: Tender offer Commencement Date May 23, 2023 Offer Deadline Date June 21, 2023 Repurchase Pricing Date June 30, 2023 Net Asset Value as of Pricing Date $106.53 Amount Repurchased* $610,067 Percentage of Outstanding Shares 1.04% * Amount Repurchased includes shareholder withdrawals of $311,056 and withdrawals of $299,011 for Destiny Alternative Fund (TEI) LLC, a Feeder to the Fund. 8. FAIR VALUE MEASUREMENTS AND DISCLOSURE ASC 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below: • Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. • Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. 15

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS — Continued September 30, 2023 (Unaudited) In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy. As such, investments with a fair value of $27,490,257 are excluded from the fair value hierarchy as of September 30, 2023. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2023: Level 1 Level 2 Level 3* Total Assets Investments Mutual funds ................................. $514,360 $ — $ — $ 514,360 Subtotal ...................................... $514,360 $ — $ — $ 514,360 Investments with Managers .......................... 27,490,257 Total Investments ................................. $28,004,617 * The Fund did not hold any Level 3 securities at the period end. 9. RISK FACTORS An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities. No guarantee or representation is made that the investment program will be successful. The global outbreak of coronavirus (“COVID-19”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s performance. Moreover, this crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments. The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts. 16

Destiny Alternative Fund LLC NOTES TO FINANCIAL STATEMENTS — Continued September 30, 2023 (Unaudited) 10. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements. In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The ASU clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on its the Fund’s financial statements, but the impact of the adoption the Fund’s not expected to be material. 11. EVENTS SUBSEQUENT TO THE PERIOD END In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. The Fund commenced a repurchase offer November 27, 2023, however the results will not be known prior to the date of issuance of the financial statements. Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements. 17

Destiny Alternative Fund LLC OTHER INFORMATION September 30, 2023 (Unaudited) Availability of Quarterly Portfolio Schedules The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999. Proxy Voting Record Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov. Proxy Voting Policies and Procedures A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov. Destiny Alternative Fund LLC 235 West Galena Street Milwaukee, WI 53212 Toll Free: (877) 779-1999 18

Destiny Alternative Fund LLC PRIVACY POLICY (Unaudited) FACTS WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION? Why? Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do. What? The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number • account balances • account transactions • transaction history • wire transfer instructions • checking account information Even when you are no longer our customer, we continue to share your information as described in this notice. How? All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing. Reasons we can share your personal information Does the Fund share? Can you limit this sharing? For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus Yes No For our marketing purposes — to offer our products and services to you No We don’t share For joint marketing with other financial companies No We don’t share For our affiliates’ everyday business purposes — information about your transactions and experiences Yes No For our affiliates’ everyday business purposes — information about your creditworthiness No We don’t share For our affiliates to market to you No We don’t share For nonaffiliates to market to you No We don’t share 19

Destiny Alternative Fund LLC PRIVACY POLICY — Continued (Unaudited) What we do How does the Fund protect my personal information? To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. How does the Fund collect my personal information? We collect your personal information, for example, when you • open an account • provide account information • give us your contact information • make a wire transfer • tell us where to send money We also collect your information from others, such as credit bureaus, affiliates, or other companies. Why can’t I limit all sharing? Federal law gives you the right to limit only • sharing for affiliates’ everyday business purposes — information about your creditworthiness • sharing for affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing. Definitions Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vivaldi Asset Management, LLC. Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you. Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market. 20

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)      Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Destiny Alternative Fund LLC

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 8, 2023

* Print the name and title of each signing officer under his or her signature.